Fair Value Measurements (Carrying Amounts And Approximate Fair Values Of The Company's Financial Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	$ 24,944	$ 9,457
Federal funds sold	5,749	2,906
Securities available for sale, at fair value	69,185	57,551
Loans held for investment, net of allowance	533,137	379,006
Cash flow hedge - asset	192	0
Interest rate derivative - assets	135	124
Accrued interest receivable	2,403	1,606
Cash flow hedge - liability	191	283
Interest rate derivative-liabilities	113	140
Accrued interest payable	215	232
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	24,944	9,457
Federal funds sold	5,749	2,906
Securities available for sale, at fair value	69,185	57,551
Loans held for sale	3,363	80,867
Loans held for investment, net of allowance	533,137	379,006
Cash flow hedge - asset	192
Interest rate derivative - assets	135	124
Accrued interest receivable	2,403	1,606
Cash flow hedge - liability	191	283
Interest rate derivative-liabilities	113	140
Long-term borrowings	20,000	20,000
Deposits	569,198	453,231
Accrued interest payable	215	232
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	24,944	9,457
Federal funds sold	5,749	2,906
Securities available for sale, at fair value	69,185	57,551
Loans held for sale	3,363	80,867
Loans held for investment, net of allowance	534,232	380,322
Cash flow hedge - asset	192
Interest rate derivative - assets	135	124
Accrued interest receivable	2,403	1,606
Cash flow hedge - liability	191	283
Interest rate derivative-liabilities	113	140
Long-term borrowings	20,000	20,000
Deposits	568,775	453,813
Accrued interest payable	215	232
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	24,944	9,457
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Federal funds sold	5,749	2,906
Securities available for sale, at fair value	69,185	57,551
Loans held for sale	3,363	80,867
Cash flow hedge - asset	192
Interest rate derivative - assets	135	124
Accrued interest receivable	2,403	1,606
Cash flow hedge - liability	191	283
Interest rate derivative-liabilities	113	140
Long-term borrowings	20,000	20,000
Deposits	568,775	453,813
Accrued interest payable	215	232
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net of allowance	$ 534,232	$ 380,322